Borrowings - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Debt Instrument [Line Items]
Interest rate			3.80%			3.80%
Term deposits	¥ 2,652,307		¥ 2,652,307		$ 367,000	$ 367,000
Short-term debt weighted average interest rate			3.10%
Debt Instrument, Interest Rate, Stated Percentage			3.80%			3.80%
Repayments of Short-Term Debt	2,365,535	$ 338,267	¥ 0	¥ 0
Repayments of Secured Debt	¥ 1,938,385
Minimum [Member]
Debt Instrument [Line Items]
Interest rate	0.63%		2.50%		0.63%	2.50%
Debt Instrument, Interest Rate, Stated Percentage	0.63%		2.50%		0.63%	2.50%
Maximum [Member]
Debt Instrument [Line Items]
Interest rate	2.00%		3.60%		2.00%	3.60%
Debt Instrument, Interest Rate, Stated Percentage	2.00%		3.60%		2.00%	3.60%
Weighted Average [Member]
Debt Instrument [Line Items]
Interest rate	1.75%				1.75%
Debt Instrument, Interest Rate, Stated Percentage	1.75%				1.75%